Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 028-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

4/17/2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
028-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 64
Form 13F Information Table Value
Total: 440830 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
20+ yr Treasury ETF - Ishares  COM              464287432    12206   103650 SH       Sole                    92650             11000
Aggregate Bond Fund - iShares  COM              IE00B44CG    18049   174470 SH       Sole                   122410             52060
Barclays 1-3 Yr Credit Bond ET COM              464288646     8547    80985 SH       Sole                    52465             28520
Barclays 1-3 year Treasury ETF COM              464287457     8014    94869 SH       Sole                    54204             40665
Barclays 7-10 Year Treasury ET COM              464287440     3011    28050 SH       Sole                    19200              8850
Barclays Aggregate Bond Fund - COM              464287226     4219    38105 SH       Sole                    34715              3390
Barclays High Yield ETF - SPDR COM              78464A417     3379    82200 SH       Sole                    60470             21730
Corporate Bond Fund - iShares  COM              464287242     4735    39490 SH       Sole                    31960              7530
EM Fixed Income ETF -Wisdomtre COM              97717X867    13310   253371 SH       Sole                   217910             35461
Ishares Barclays 3-7 Year ETF  COM              464288661     6198    50190 SH       Sole                    35240             14950
Long Term  Corporate Bond ETF  COM              92206c813     2524    28300 SH       Sole                    28300
PIMCO Total Return ETF         COM                            3587    32670 SH       Sole                    16450             16220
Peritus High Yield ETF - Advis COM              00768Y503     5668   110586 SH       Sole                   110586
S&P Muni Bond ETF - iShares    COM              464288414      479     4350 SH       Sole                     4350
US Intermediate Term Credit ET COM              464288638     1124    10110 SH       Sole                     1510              8600
Gold Shares -spdr              COM              78463v107    12991    84100 SH       Sole                    84100
US Commodity Index ETF         COM              911717106      912    16000 SH       Sole                    16000
Apache Corp                    COM              037411105      270     3495 SH       Sole                     3495
                                                                16      205 SH       Defined                                     205
Apple Inc                      COM              037833100     1067     2410 SH       Sole                     2410
Bank of America Corp           COM              060505104      536    44000 SH       Sole                                      44000
Devon Energy Corp New          COM              25179m103      340     6030 SH       Sole                     6030
                                                                27      471 SH       Defined                                     471
Exxon Mobil Corp               COM              30231G102      291     3225 SH       Sole                     3225
Fluor Corporation              COM              343412102      214     3220 SH       Sole                     3220
Freeport McMoran Copper & Gold COM              35671D857      266     8040 SH       Sole                     8040
                                                                39     1164 SH       Defined                                    1164
Hovnanian Enterprises Inc.     COM              442487203      158    27450 SH       Sole                    27450
MSCI USA Min Volatility - iSha COM              46429b697     8575   261740 SH       Sole                   205410             56330
Microsoft Corp                 COM              594918104      298    10415 SH       Sole                    10415
Noble Corp                     COM                             248     6500 SH       Sole                     6500
S&P 500 - iShares              COM              464287200    61214   389007 SH       Sole                   324548             64459
S&P 500 Index ETF - Spdr       COM              78462F103      522     3335 SH       Sole                     3335
America Movil                  COM              02364w105     3324   158568 SH       Sole                   158568
Australia ETF - iShares        COM              464286103     1762    65165 SH       Sole                    61675              3490
Austria ETF - iShares          COM              464286202     3758   218477 SH       Sole                   199311             19166
Baja Mining Corp.              COM                               1    20000 SH       Sole                                      20000
China ETF - iShares            COM              46429b671    19244   424719 SH       Sole                   376195             48524
Germany ETF - iShares          COM              464286806     5693   232671 SH       Sole                   188174             44497
Hong Kong ETF - iShares        COM              464286871     1632    82269 SH       Sole                    63205             19064
India S&P India Index Fund ETF COM              464289529     1366    56831 SH       Sole                    44315             12516
Japan ETF - iShares            COM              464286848    40662  3765001 SH       Sole                  3314178            450823
Korea ETF - iShares            COM              464286772    20567   346068 SH       Sole                   310456             35612
Mexico ETF - iShares           COM              464286822     2376    31857 SH       Sole                    28496              3361
Russia ETF - iShares           COM              46429B705    17637   802063 SH       Sole                   731567             70496
Singapore ETF - iShares        COM              464286673      829    59361 SH       Sole                    45900             13461
South Africa ETF - iShares     COM              464286780     1575    24669 SH       Sole                    18995              5674
Switzerland ETF - iShares      COM              464286749      204     6955 SH       Sole                     1175              5780
Thailand ETF - iShares         COM              464286624     4313    47339 SH       Sole                    42757              4582
Turkey ETF - iShares           COM              464286715    25290   355248 SH       Sole                   327746             27502
United Kingdom ETF - iShares   COM              464286699     3547   194157 SH       Sole                   128918             65239
ACWI Min Vol. ETF - iShares    COM              464286525     6800   109700 SH       Sole                    19990             89710
All Country World Index ETF -  COM              464288257     5804   114361 SH       Sole                     5818            108543
Global Opportunities ETF - Adv COM              00768Y784    12978   454570 SH       Sole                   272600            181970
Currency Harvest ETF - Powersh COM              73935y102      239     8780 SH       Sole                     8780
Euro ETF - currencyshares      COM              23130c108      272     2140 SH       Sole                     2140
US Dollar Bullish ETF - Powers COM              73936d107     5327   235730 SH       Sole                   165860             69870
ALA Fund Value                 COM                           27545        1 SH       Sole                                          1
Diversified Alternatives ETF - COM              464294107     4416    85749 SH       Sole                    49454             36295
Global Long Short ETF - Adviso COM              00768Y404    15252   671901 SH       Sole                   522690            149211
IQ Hedge Multi-Strategy Tracke COM              45409B107     3609   128133 SH       Sole                    51268             76865
China Consumer ETF - Global X  COM              37950E408     5351   380920 SH       Sole                   250570            130350
Gold Miners ETF - Mkt Vectors  COM              57060U100     4275   112935 SH       Sole                   104755              8180
Vol Hedged Equity              COM              06740C337    12151    89839 SH       Sole                    73709             16130